SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is August 27, 2020.

MFS® Global Bond Fund

Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
Pilar Gomez-Bravo	2014	Investment Officer of MFS
Robert Spector	2015	Investment Officer of MFS
Andy Li	2019	Investment Officer of MFS
Henry Peabody	September 2019	Investment Officer of MFS
Robert Persons	2014	Investment Officer of MFS
Erik Weisman	2010	Investment Officer of MFS
Effective June 30, 2021, Robert Persons will no longer be a portfolio manager of the fund.
Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Pilar Gomez-Bravo	Co-Lead Portfolio Manager	Employed in the investment area of MFS since 2013
Robert Spector	Co-Lead Portfolio Manager	Employed in the investment area of MFS since 2011
Andy Li	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2018; Portfolio Manager at Man GLG from 2014 to 2018
Henry Peabody	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since July 2019; Vice President/Portfolio Manager at Eaton Vance Management prior to July 2019
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2002
Effective June 30, 2021, Robert Persons will no longer be a portfolio manager of the fund.

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